10-Q Debt - Long-term debt outstanding (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	May 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Apr. 25, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term debt outstanding [Line Items]
Long-term debt		$ 839,129	$ 839,129
Mandatory annual amortization, years one and two			2.50%
Mandatory annual amortization, years three and four			5.00%
Mandatory annual amortization, years five and thereafter			7.50%
Maximum distributions to the company as a ratio of average consolidated indebtedness to consolidated EBITDA			4.75%
Minimum interest coverage to the company as a ratio of average interest expense to consolidated EBITDA			2.25%
Long-term debt - current portion		7,082	$ 7,082		$ 211	$ 233
Long-term debt		832,047	832,047		$ 427	$ 703
Senior Notes
Long-term debt outstanding [Line Items]
Long-term debt		$ 425,000	$ 425,000	$ 425,000
Long-term debt, percentage bearing fixed interest, percentage rate				7.75%
Weighted average interest rate		7.75%	7.75%
Loans Payable
Long-term debt outstanding [Line Items]
Long-term debt	$ 275,000	$ 275,000	$ 275,000
Weighted average interest rate		7.36%	7.36%
Revolving Credit Facility
Long-term debt outstanding [Line Items]
Long-term debt	350,000	$ 155,000	$ 155,000
Draw down on revolver	$ 190,000
Payment of revolver debt		$ 35,000
Weighted average interest rate		7.53%	7.53%
Other Notes
Long-term debt outstanding [Line Items]
Long-term debt		$ 511	$ 511
Weighted average interest rate		0.00%	0.00%
Long-term Debt
Long-term debt outstanding [Line Items]
Unamortized debt issuance costs		$ 16,382	$ 16,382